FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Risk management policy
Financial liabilities	R$ 20,752,605	R$ 13,821,602
Liquidity Risk
Risk management policy
Financial liabilities	22,660,445
Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	6,871,799
Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	1,048,856
Liquidity Risk | Leases
Risk management policy
Financial liabilities	10,932,789
Liquidity Risk | Contingent Consideration
Risk management policy
Financial liabilities	484,048
Liquidity Risk | Debentures
Risk management policy
Financial liabilities	3,266,820
Liquidity Risk | Derivative transactions
Risk management policy
Financial liabilities	56,133
2020 | Liquidity Risk
Risk management policy
Financial liabilities	11,143,695
2020 | Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	6,871,799
2020 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	1,022,302
2020 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	2,098,941
2020 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,148,732
2020 | Liquidity Risk | Derivative transactions
Risk management policy
Financial liabilities	1,921
2021 | Liquidity Risk
Risk management policy
Financial liabilities	2,995,912
2021 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	16,307
2021 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	1,896,313
2021 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,083,292
2022 | Liquidity Risk
Risk management policy
Financial liabilities	2,715,547
2022 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	10,243
2022 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	1,670,508
2022 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,034,796
2023
Risk management policy
Financial liabilities	1,484,656
2023 | Loans and financing
Risk management policy
Financial liabilities	4
2023 | Leases
Risk management policy
Financial liabilities	1,484,652
2024
Risk management policy
Financial liabilities	1,086,093
2024 | Leases
Risk management policy
Financial liabilities	1,086,093
2025 onwards | Liquidity Risk
Risk management policy
Financial liabilities	3,234,542
2025 onwards | Liquidity Risk | Leases
Risk management policy
Financial liabilities	2,696,282
2025 onwards | Liquidity Risk | Contingent Consideration
Risk management policy
Financial liabilities	484,048
2025 onwards | Liquidity Risk | Derivative transactions
Risk management policy
Financial liabilities	R$ 54,212